Equity (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options exercised	109,345	17,402
Increase in equity	$ 2.2	$ 0.3
Unrecognized compensation cost	$ 7.8
Weighted average period for recognition	1 year 9 months 18 days
RSUs and PSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 59.0
Weighted average period for recognition	3 years 2 months 12 days